File No. 333-109039


                       SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549-1004

                                 POST-EFFECTIVE
                                AMENDMENT NO. 7


                                       TO

                                    FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

                                     FT 768
          CORPORATE INVESTMENT GRADE PORTFOLIO-INTERMEDIATE, SERIES 2
                             (Exact Name of Trust)

                          FIRST TRUST PORTFOLIOS L.P.
                           (Exact Name of Depositor)
                             120 East Liberty Drive

                                   Suite 400
                            Wheaton, Illinois 60187

         (Complete address of Depositor's principal executive offices)



          FIRST TRUST PORTFOLIOS L.P.               CHAPMAN AND CUTLER LLP
          Attn: James A. Bowen                      Attn: Eric F. Fess
          120 East Liberty Drive                    111 West Monroe Street
          Suite 400                                 Chicago, Illinois  60603
          Wheaton, Illinois  60187


               (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:____:           immediately upon filing pursuant to paragraph (b)
:__X_:           January 31, 2011
:____:           60 days after filing pursuant to paragraph (a)
:____:           on (date) pursuant to paragraph (a) of rule (485 or 486)

                      CONTENTS OF POST-EFFECTIVE AMENDMENT
                           OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                             The facing sheet

                             The purpose of the Amendment

                             The signatures


                          THE PURPOSE OF THE AMENDMENT

     The purpose of this amendment is to terminate the declaration made pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended, because Units of FT 768 are no longer being offered for sale in the secondary market. A final Rule 24f-2 Notice with respect to such series has been filed concurrently with this filing.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, FT 768, CORPORATE INVESTMENT GRADE PORTFOLIO-INTERMEDIATE, SERIES 2, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Wheaton and State of Illinois on January 31, 2011.

                          FT 768

                          CORPORATE INVESTMENT GRADE PORTFOLIO-INTERMEDIATE,
                            SERIES 2
                              (Registrant)

                          By: FIRST TRUST PORTFOLIOS L.P.
                              (Depositor)


                          By: Jason T. Henry
                              Senior Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:



       NAME                      TITLE*                        DATE

James A. Bowen                 Director                  )
                               of The Charger            )
                               Corporation, the          ) January 31, 2011
                               General Partner of        )
                               First Trust               )
                               Portfolios L.P.           )
                                                         )
                                                         )
                                                         )
                                                         ) Jason T. Henry
                                                         ) Attorney-in-Fact**
                                                         )
                                                         )
                                                         )

    * The title of the person named herein represents his capacity in and relationship to First Trust Portfolios L.P., Depositor.

    ** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with Amendment No. 2 to Form S-6 of FT 2669 (File No. 333-169625) and the same is hereby incorporated herein by this reference.